Income Taxes - Summary of Net Deferred Tax Assets (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 22,585	$ 13,830
Lease liabilities	2,487	2,749
Research and development credits	2,166	1,508
Accrual and reserves	457	319
Capitalized intangible costs	156	171
Stock-based compensation	2	3
Other	5	0
Gross deferred tax assets	27,858	18,580
Less valuation allowance	(25,941)	(16,339)
Deferred tax assets, net of valuation allowance	1,917	2,241
Deferred tax liabilities
Right-of-use assets	(1,555)	(1,675)
Fixed assets	(340)	(552)
Other	(22)	(14)
Gross deferred tax liabilities	(1,917)	(2,241)
Total net deferred tax assets	$ 0	$ 0